Financial assets and liabilities - Derivative financial instruments, interset rate and credit risk - Additional information (Detail)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Description of how entity establishes hedge ratio and what sources of hedge ineffectiveness are	The Company establishes a hedge ratio close to 1:1, considering the identity of the underlying risk between the derivative and the hedged risk component of the protected item.
Bottom of range [member] | Leasing [member]
Disclosure of detailed information about financial instruments [line items]
Lease transactions analysis medium and long-term contract term	3 years
Top of range [member] | Leasing [member]
Disclosure of detailed information about financial instruments [line items]
Lease transactions analysis medium and long-term contract term	30 years
Variation scenario +/- 25%
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase (decrease) in associated risk variables	25.00%
Variation scenario +/- 50%
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase (decrease) in associated risk variables	50.00%